Derivatives Instruments (Details) - Foreign currency exchange [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Cost of revenues	$ (25)	$ 18	$ (63)
Sales and marketing	(16)	13	(61)
General and administrative	(6)	6	(24)
Total expenses (income)	$ (47)	$ 37	$ (148)